ACCOUNTS RECEIVABLE NET (Details1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE NET
Beginning balance	$ 598,993	$ 0
Movements during the year	(53,507)	611,819
Exchange rate difference	27,167	12,826
Ending balance	$ 518,319	$ 598,993